RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Transactions with the related parties were as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Selling, general and administrative expenses, net	$41	$43	$31

Balances with the related parties were as follows:

	December 31, 2023	December 31, 2022
Employees and payroll accruals	$50	$64